Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Shareholders Subscription [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 6,400		$ 3,013,333	$ 422,330	$ 1,619,682	$ (194,900)	$ 4,866,845	$ 212,763	$ 5,079,608
Balance, shares at Dec. 31, 2022	6,400,000
Net income					657,774		657,774	14,263	672,037
Share issuance upon initial public offering, net of issuance costs				72,034	(72,034)
Foreign currency translation adjustments						(337,745)	(337,745)	(8,374)	(346,119)
Balance at Jun. 30, 2023	$ 6,400		3,013,333	494,364	2,205,422	(532,645)	5,186,874	218,652	5,405,526
Balance, shares at Jun. 30, 2023	6,400,000
Balance at Dec. 31, 2023	$ 6,400		3,013,333	521,566	2,490,044	(377,790)	5,653,553	225,067	5,878,620
Balance, shares at Dec. 31, 2023	6,400,000
Net income					(302,518)		(302,518)	(10,729)	(313,247)
Share issuance upon initial public offering, net of issuance costs	1,380		2,694,947				2,696,327		2,696,327
Foreign currency translation adjustments						(152,103)	(152,103)	(16,598)	$ (168,701)
Balance, shares	1,380,000								1,380,000
Appropriation to statutory reserves				85,315	(85,315)
Balance at Jun. 30, 2024	$ 7,780		$ 5,708,280	$ 606,881	$ 2,102,211	$ (529,893)	$ 7,895,259	$ 197,740	$ 8,092,999
Balance, shares at Jun. 30, 2024	7,780,000